Accrued Expenses and Other Payables - Summary of Accrued Expenses And Other Payables (Parenthetical) (Detail) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Subclassifications of assets, liabilities and equities [abstract]
Subscription funds received from issuance of RMB Shares	¥ 48,695